Nature and Continuance of Operations	12 Months Ended
Feb. 28, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature and Continuance of Operations

1.	Nature and Continuance of Operations

Linux Gold Corp. (the “Company”) was incorporated on 27 February 1979 in Canada under the British Columbia Company Act and was extra-provincially registered in the Province of Alberta on 12 October 1995. The Company’s stock trades on the Over the Counter Bulletin Board in the United States under the symbol “LNXGF”.

On 20 February 2003, the shareholders approved a change of name to Linux Gold Corp. and increased the authorized share capital to 200,000,000 common shares without par value. The Company had been previously pursuing various business opportunities and, effective 1 March 2003, the Company changed its principal operations to mineral exploration. Accordingly, as of 1 March 2003, the Company is considered to be an exploration stage company.

The Company’s consolidated financial statements as at February 28, 2013 and for the year then ended have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The Company has a net income of $5,658 for the year ended February 28, 2013 (2012 – net loss $181,841) and has a working capital deficit of $493,019 at February 28, 2013 (February 29, 2012 – $553,954).

Management cannot provide assurance that the Company will ultimately achieve profitable operations or become cash flow positive, or raise additional debt and/or equity capital. Management believes that the Company’s capital resources should be adequate to continue operating and maintaining its business strategy. However, if the Company is unable to raise additional capital in the near future, due to the Company’s liquidity problems, management expects that the Company will need to curtail operations, liquidate assets, seek additional capital on less favorable terms and/or pursue other remedial measures. These consolidated financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

At February 28, 2013, the Company has suffered losses from exploration stage activities to date. Although management is currently seeking additional sources of equity or debt financing, there is no assurance these activities will be successful. These factors raise substantial doubt about the ability of the Company to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.